Transactions with Related Parties (Details Narrative 1)	12 Months Ended
	Dec. 31, 2016 USD ($) Number shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2016 EUR (€) Number
Related Party Transaction [Line Items]
Due from related parties	$ 2,712,303		$ 3,322,946
Allseas Marine Management [Member]
Related Party Transaction [Line Items]
Daily management fee	$ 682		706		$ 704
Euro / U.S. dollar exchange rate	1.0525						1.0525
Vessel pre-delivery services lump-sum fee	$ 15,000
Superintendents Management fee payable	$ 526
Allseas Marine Management [Member] | Euro
Related Party Transaction [Line Items]
Daily management fee | €		€ 648.28		€ 648.93		€ 646.99
Superintendents Management fee payable | €		€ 500
Allseas Marine Executive [Member]
Related Party Transaction [Line Items]
Number of shares vested | shares	60,000	60,000
Annual executive services fee payable	$ 2,200,000
Number of instalments | Number	12						12
Incentive compensation for executive services			543,150		$ 739,560
Reduction of executive services fee	$ 500,000
Allseas Marine Accounting [Member]
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate	1.0525						1.0525
Annual fee payable for financial accounting services	$ 210,500
Annual fee per vessel payable for Financial reporting services	$ 30,000
Allseas Marine Accounting [Member] | Euro
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate	1.00						1.00
Reduction of executive services fee | €		€ 60,000
Annual fee payable for financial accounting services | €		€ 200,000
Allseas Marine [Member]
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate	1.0525						1.0525
Compensation for involuntary termination of contract	$ 3,157,500
Due from related parties	$ 2,700,761		$ 3,322,946
Allseas Marine [Member] | Euro
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate	1.00						1.00
Compensation for involuntary termination of contract | €							€ 3,000,000